Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Ordinary Shares		Additional Paid in Capital	Statutory Reserves	(Accumulated deficits) Retained Earnings	Other Comprehensive Income (Loss)	Non- Controlling Interests	Total
Balance at Dec. 31, 2022					$ 38		$ 3,462,427	$ 400,454	$ 13,557,523	$ (2,760,375)	$ 10,894,633	$ 25,554,700
Balance (in Shares) at Dec. 31, 2022			[1]		1,000,000	[1]
Net income (loss)									1,820,960			1,820,960
Additional Paid-in Capital											926,982	926,982
Allocation to non-controlling interests											195,140	195,140
Foreign currency translation gain										(1,770,360)		(1,770,360)
Balance at Dec. 31, 2023					$ 38		3,462,427	400,454	15,378,483	(4,530,735)	12,016,755	26,727,422
Balance (in Shares) at Dec. 31, 2023			[1]		1,000,000	[1]
Net income (loss)									1,495,514			1,495,514
Allocation to non-controlling interests											15,880	15,880
Foreign currency translation gain										(393,841)		(393,841)
Balance at Dec. 31, 2024					$ 38		3,462,427	400,454	16,873,997	(4,924,576)	12,032,635	27,844,975
Balance (in Shares) at Dec. 31, 2024			[1]		1,000,000	[1]
Net income (loss)									(41,917,808)		(331,626)	(42,249,434)
Issuance of ordinary shares in connection with IPO					$ 2		5,422,744					5,422,746
Issuance of ordinary shares in connection with IPO (in Shares)	[1]				57,513
Share- based compensation					$ 4		20,910,829					20,910,833
Share- based compensation (in Shares)	[1]				105,763
Re-designation of shares		$ 44			$ (44)
Re-designation of shares (in Shares)	[1]	1,163,276			(1,163,276)
Repurchase of Class A ordinary shares in exchange for Class B ordinary shares		$ (20)		$ 20
Repurchase of Class A ordinary shares in exchange for Class B ordinary shares (in Shares)		(533,334)	[1]	533,334		[1]
Disposal of subsidiaries							400,454	(400,454)		4,924,576	(11,701,591)	(6,777,015)
Foreign currency translation gain										48,321		48,321
Balance at Dec. 31, 2025		$ 24		$ 20			$ 30,196,454		$ (25,043,811)	$ 48,321	$ (582)	$ 5,200,426
Balance (in Shares) at Dec. 31, 2025		629,942	[1]	533,334		[1]

[1]	Giving retroactive effect to the 30 for 1 share split effected on April 13, 2026.